Shareholder Report, Average Annual Return (Details)	1 Months Ended			2 Months Ended			3 Months Ended	5 Months Ended	7 Months Ended				8 Months Ended		9 Months Ended			10 Months Ended	11 Months Ended	12 Months Ended		13 Months Ended	14 Months Ended		15 Months Ended		16 Months Ended		17 Months Ended	18 Months Ended		19 Months Ended	20 Months Ended	22 Months Ended	28 Months Ended	34 Months Ended	36 Months Ended	43 Months Ended	47 Months Ended	60 Months Ended	81 Months Ended	109 Months Ended	120 Months Ended	138 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2026
NAV [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					5.82%																10.07%			4.01%			5.49%	4.21%
NAV [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					25.06%																11.26%			8.85%		6.50%
NAV [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(0.39%)																15.66%			9.02%	14.56%
NAV [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					75.94%																12.68%		14.29%
NAV [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(44.30%)																(10.66%)	(15.32%)
NAV [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(90.77%)																(25.34%)		(36.48%)
NAV [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(53.21%)																21.00%	69.13%
NAV [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					27.28%																92.23%	144.86%
NAV [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(53.87%)															(78.84%)
NAV [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					33.17%																10.04%		1.18%
NAV [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					28.93%															(0.86%)
NAV [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(66.68%)															(74.83%)
NAV [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(51.13%)														(20.62%)
NAV [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					871.13%														68.53%
NAV [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(0.61%)														9.43%
NAV [Member] | GraniteShares 2x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					32.96%													(67.33%)
NAV [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(49.07%)													165.86%
NAV [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(50.36%)													(20.29%)
NAV [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					50.90%												77.59%
NAV [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					233.91%												122.18%
NAV [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					4217.12%												813.19%
NAV [Member] | GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(89.95%)											(81.37%)
NAV [Member] | GraniteShares 2x Long DELL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					715.35%								351.80%
NAV [Member] | GraniteShares 2x Long INTC Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					1950.33%								655.56%
NAV [Member] | GraniteShares 2x Long QCOM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(0.25%)								(15.51%)
NAV [Member] | GraniteShares 2x Long MARA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(64.26%)							(61.65%)
NAV [Member] | GraniteShares 2x Long MRVL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					651.05%							332.66%
NAV [Member] | GraniteShares 2x Long IONQ Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(44.98%)					6.29%
NAV [Member] | GraniteShares 2x Long RDDT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(26.66%)					(12.97%)
NAV [Member] | GraniteShares 2x Long VRT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					304.53%					324.10%
NAV [Member] | GraniteShares 2x Long LCID Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(95.14%)		(93.80%)
NAV [Member] | GraniteShares 2x Long RIVN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(6.65%)		27.03%
NAV [Member] | GraniteShares 2x Long MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(97.85%)	(97.24%)
NAV [Member] | GraniteShares 2x Long NOW Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(82.48%)
NAV [Member] | GraniteShares 2x Long PDD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				(55.37%)
NAV [Member] | GraniteShares 2x Long AVGO Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				39.80%
NAV [Member] | GraniteShares 2x Long ISRG Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent															(31.96%)
NAV [Member] | GraniteShares 2x Long NBIS Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent															128.12%
NAV [Member] | GraniteShares 2x Long GOOGL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											14.88%
NAV [Member] | GraniteShares 2x Long SpaceX Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	2.56%
NAV [Member] | GraniteShares 2x Short SpaceX Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	(32.24%)
NAV [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(5.44%)									(20.89%)
NAV [Member] | GraniteShares YieldBOOST SPY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					17.57%						8.78%
NAV [Member] | GraniteShares YieldBOOST QQQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					11.29%						0.44%
NAV [Member] | GraniteShares YieldBOOST NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					17.61%			32.47%
NAV [Member] | GraniteShares YieldBOOST Bitcoin ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					(43.74%)			(35.43%)
NAV [Member] | GraniteShares YieldBOOST COIN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			(59.39%)
NAV [Member] | GraniteShares YieldBOOST AMD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		30.99%
NAV [Member] | GraniteShares YieldBOOST AMZN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		(10.89%)
NAV [Member] | GraniteShares YieldBOOST MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																	(70.66%)
NAV [Member] | GraniteShares YieldBOOST PLTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																	(30.35%)
NAV [Member] | GraniteShares YieldBOOST SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																(27.63%)
NAV [Member] | GraniteShares YieldBOOST HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																(44.47%)
NAV [Member] | GraniteShares YieldBOOST META ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(34.16%)
NAV [Member] | GraniteShares YieldBOOST BABA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													(30.87%)
NAV [Member] | GraniteShares YieldBOOST MARA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent														(40.09%)
NAV [Member] | GraniteShares YieldBOOST IONQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent														(25.64%)
NAV [Member] | GraniteShares YieldBOOST Gold Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										(3.67%)
NAV [Member] | GraniteShares YieldBOOST Semiconductor ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										38.61%
NAV [Member] | GraniteShares YieldBOOST RGTI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(35.98%)
NAV [Member] | GraniteShares YieldBOOST QBTS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												(34.33%)
NAV [Member] | GraniteShares YieldBoost RIOT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																															(6.11%)
NAV [Member] | GraniteShares YieldBOOST HIMS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											(48.59%)
NAV [Member] | GraniteShares YieldBOOST CRWV ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							(3.34%)
NAV [Member] | GraniteShares YieldBOOST MU ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							17.32%
NAV [Member] | GraniteShares YieldBOOST TSM ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																									17.03%
NAV [Member] | GraniteShares YieldBOOST CRCL ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(7.69%)
NAV [Member] | GraniteShares YieldBOOST Ether ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				(12.72%)
NAV [Member] | GraniteShares YieldBOOST Biotech ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					1.35%
NAV [Member] | GraniteShares YieldBOOST Financials ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.94%
NAV [Member] | GraniteShares YieldBOOST Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.33%)
NAV [Member] | GraniteShares YieldBOOST 20Y+ Treasuries ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.39%)
NAV [Member] | GraniteShares YieldBOOST Single Stock Universe ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(21.22%)
NAV [Member] | GraniteShares YieldBOOST TopYielders ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									(24.32%)
NAV [Member] | GraniteShares Autocallable NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								6.30%
NAV [Member] | GraniteShares Autocallable TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								6.60%
NAV [Member] | GraniteShares Autocallable COIN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(15.55%)
NAV [Member] | GraniteShares Autocallable HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		5.58%
NAV [Member] | GraniteShares Autocallable PLTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		(3.80%)
NAV [Member] | GraniteShares Autocallable MARA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.09%)
NAV [Member] | GraniteShares Autocallable SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(10.81%)
NAV [Member] | GraniteShares Autocallable MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(48.06%)
S&P 500 Total Return Index [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%			13.41%			15.51%	14.16%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AAPL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%		18.18%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long BABA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%	21.15%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%		18.18%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long META Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%	21.15%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%	21.15%
S&P 500 Total Return Index [Member] | GraniteShares 2x Short NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																	13.06%				22.32%															22.12%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long NVDA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%																20.61%		18.18%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%															22.12%
S&P 500 Total Return Index [Member] | GraniteShares 2x Short TSLA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%															22.12%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long MSFT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%														19.65%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AMD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%														19.65%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AMZN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%														19.65%
S&P 500 Total Return Index [Member] | GraniteShares 2x Short COIN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%													19.72%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long PLTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%													19.72%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long UBER Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%													19.72%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long CRWD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%												16.10%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long TSM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%												16.10%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long MU Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%												16.10%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long SMCI Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%											16.46%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long DELL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%								18.33%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long INTC Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%								18.33%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long QCOM Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%								18.33%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long MARA Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%							24.06%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long MRVL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%							24.06%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long IONQ Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%					24.52%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long RDDT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%					24.52%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long VRT Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%					24.52%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long LCID Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%		38.59%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long RIVN Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%		38.59%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long MSTR Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%	24.87%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long NOW Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				21.04%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long PDD Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				21.04%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long AVGO Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																				21.04%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long ISRG Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent															12.24%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long NBIS Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent															12.24%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long GOOGL Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											10.85%
S&P 500 Total Return Index [Member] | GraniteShares 2x Long SpaceX Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.97%
S&P 500 Total Return Index [Member] | GraniteShares 2x Short SpaceX Daily ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	0.97%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%									16.46%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST SPY ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%						20.23%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST QQQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%						20.23%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%			26.15%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Bitcoin ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					22.32%			26.15%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST COIN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																			18.71%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST AMD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		14.42%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST AMZN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																		14.42%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST PLTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																	13.06%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																13.61%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																13.61%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST META ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													12.29%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST BABA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent													12.29%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST MARA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent														10.35%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST IONQ ETF
Average Annual Return [Line Items]
Average Annual Return, Percent														10.35%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Gold Miners ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										15.73%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Semiconductor ETF
Average Annual Return [Line Items]
Average Annual Return, Percent										13.25%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST RGTI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												12.66%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST QBTS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent												12.66%
S&P 500 Total Return Index [Member] | GraniteShares YieldBoost RIOT ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																															10.85%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST HIMS ETF
Average Annual Return [Line Items]
Average Annual Return, Percent											10.85%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST CRWV ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							9.18%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST MU ETF
Average Annual Return [Line Items]
Average Annual Return, Percent							9.18%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST TSM ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																									9.18%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST CRCL ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				4.78%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Ether ETF
Average Annual Return [Line Items]
Average Annual Return, Percent				4.78%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Biotech ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.37%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Financials ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.37%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.37%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST 20Y+ Treasuries ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					4.37%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST Single Stock Universe ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									10.72%
S&P 500 Total Return Index [Member] | GraniteShares YieldBOOST TopYielders ETF
Average Annual Return [Line Items]
Average Annual Return, Percent									10.72%
S&P 500 Total Return Index [Member] | GraniteShares Autocallable NVDA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								8.05%
S&P 500 Total Return Index [Member] | GraniteShares Autocallable TSLA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent								8.05%
S&P 500 Total Return Index [Member] | GraniteShares Autocallable COIN ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						1.36%
S&P 500 Total Return Index [Member] | GraniteShares Autocallable HOOD ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.46%
S&P 500 Total Return Index [Member] | GraniteShares Autocallable PLTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent		1.46%
S&P 500 Total Return Index [Member] | GraniteShares Autocallable MARA ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.14%)
S&P 500 Total Return Index [Member] | GraniteShares Autocallable SMCI ETF
Average Annual Return [Line Items]
Average Annual Return, Percent			(0.14%)
S&P 500 Total Return Index [Member] | GraniteShares Autocallable MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						1.36%
EQM High Income Pass-Through Securities Index/TFMS HIPS [Member] | GraniteShares HIPS US High Income ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					6.31%																10.81%			4.70%			6.26%	4.93%
Bloomberg Commodity Total Return Index [Member] | GraniteShares Bloomberg Commodity Broad Strategy No K-1 ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					25.46%																11.69%			9.37%		6.92%
Nasdaq US Large Cap Select Disruptors Index [Member] | GraniteShares Nasdaq Select Disruptors ETF
Average Annual Return [Line Items]
Average Annual Return, Percent																					0.19%																15.74%			8.84%	17.39%
Market [Member] | GraniteShares YieldBOOST Biotech ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					1.53%
Market [Member] | GraniteShares YieldBOOST Financials ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					5.19%
Market [Member] | GraniteShares YieldBOOST Technology ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.11%)
Market [Member] | GraniteShares YieldBOOST 20Y+ Treasuries ETF
Average Annual Return [Line Items]
Average Annual Return, Percent					(1.19%)
Market [Member] | GraniteShares Autocallable MSTR ETF
Average Annual Return [Line Items]
Average Annual Return, Percent						(47.77%)